April 2, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re:	Dreyfus Premier New York Municipal Bond Fund
1933 Act No.: 33-7497
1940 Act No.: 811-4765
CIK No. :0000797920

Dear Sir/Ma'am:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 25 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 29, 2004.

Please address any comments or questions to the undersigned at (212) 922-6785.

Very truly yours,

/s/ Gina M. Gomes
Gina M. Gomes
Paralegal

GMG/
G06-036-021-036